Columbia Variable Portfolio – Commodity Strategy Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 18.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	40,907	41,241
Series 2024-2PL Class A
10/27/2031	5.070%	294,799	295,010
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	50,068	50,844
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	121,964	122,265
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	350,000	353,188
Series 2024-X1 Class A
05/15/2029	6.270%	110,256	110,403
Series 2024-X2 Class A
12/17/2029	5.220%	505,764	505,757
Amur Equipment Finance Receivables X LLC(a)
Series 2022-1A Class A2
10/20/2027	1.640%	11,327	11,282
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	250,000	252,047
Carmax Auto Owner Trust
Series 2022-4 Class A3
08/16/2027	5.340%	57,973	58,201
Series 2023-3 Class A3
05/15/2028	5.280%	500,000	503,815
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	148,336	149,147
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	119,100	119,301
Series 2024-N3 Class A2
12/10/2027	4.840%	441,570	441,749
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	423,551	423,429
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	33,598	33,512
Series 2024-A Class A2
07/15/2027	5.190%	188,159	188,372
Series 2024-C Class A2A
02/18/2028	4.300%	450,000	449,847
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	500,000	504,938
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	54,726	54,846
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	370,987	363,284
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	575,000	577,050
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	200,000	199,759
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	500,000	502,090
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	59,481	59,557
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	500,000	505,398
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	212,944	213,784
Series 2025-1A Class A2
03/25/2060	5.120%	300,000	299,945
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	158,015	157,431
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	98,970	99,047
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	236,912	237,604
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	449,024	447,057
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	3,359	3,348
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	325,000	326,727

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	34,398	34,493
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	250,000	254,050
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	11,490	11,501
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	348,812	348,599
Series 2024-5 Class A
10/15/2031	6.278%	76,921	77,544
Series 2025-1 Class A2
07/15/2032	5.156%	100,000	100,331
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	254,898	258,102
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	266,979	270,721
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	121,757	123,025
Series 2024-2 Class A
08/15/2031	6.319%	216,252	219,128
Series 2024-3 Class A
10/15/2031	6.258%	288,948	290,970
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	210,552	212,312
Series 2024-2A Class A2
04/20/2027	4.740%	250,000	250,038
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	692	693
Series 2024-1A Class A
08/15/2029	6.120%	36,708	36,801
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	81,372	81,764
Series 2024-2A Class A
07/15/2031	5.880%	370,263	371,666
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	68,902	69,611
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	2,716	2,718
Series 2024-5 Class A2
09/15/2027	4.880%	199,950	200,011
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	90,737	90,725
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	725,000	730,272
Series 2024-C Class A2
11/20/2026	4.940%	591,319	591,921
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	176,253	176,916
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	475,000	475,291
Toyota Auto Receivables Owner Trust
Series 2022-A Class A3
06/15/2026	1.230%	44,853	44,690
Series 2023-A Class A3
09/15/2027	4.630%	256,226	256,410
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	27,040	27,050
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	94,792	94,886
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	108,161	108,166
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	900,000	908,522
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	425,000	425,993
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	465,382	467,559
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	389,329	386,142
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	620,000	623,668
Total Asset-Backed Securities — Non-Agency (Cost $17,236,944)			17,283,564

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	251,718	247,489
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	165,232	163,106
COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	219,246	218,740
GS Mortgage Securities Trust
Series 2015-GC34 Class A3
10/10/2048	3.244%	244,901	243,582
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A4
10/15/2048	3.372%	792,317	787,649
Series 2015-C25 Class A5
10/15/2048	3.635%	50,000	49,633
Series 2015-C27 Class A3
12/15/2047	3.473%	398,793	395,843
Series 2016-C31 Class ASB
11/15/2049	2.952%	84,957	84,115
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	319,281	314,504
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 Class A4
09/15/2058	3.664%	300,000	298,313
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,754,534)			2,802,974

Corporate Bonds & Notes 26.4%

Aerospace & Defense 1.1%
BAE Systems PLC(a)
03/26/2027	5.000%	250,000	252,234
Boeing Co. (The)
02/01/2027	2.700%	265,000	255,545
L3Harris Technologies, Inc.
12/15/2026	3.850%	250,000	247,015
Raytheon Technologies Corp.
03/15/2027	3.500%	250,000	245,543
Total			1,000,337
Automotive 0.3%
Toyota Motor Credit Corp.(b)
SOFR + 0.770% 08/07/2026	5.110%	235,000	235,946
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 7.5%
Bank of America Corp.(b)
SOFR + 1.330% 04/02/2026	5.670%	475,000	475,000
Bank of Montreal(c)
09/10/2027	4.567%	245,000	245,092
Bank of New York Mellon Corp. (The)(c)
07/24/2026	4.414%	245,000	244,813
Bank of Nova Scotia (The)(b)
SOFR + 1.090% 06/12/2025	5.430%	200,000	200,344
Canadian Imperial Bank of Commerce(c)
01/13/2028	4.862%	240,000	241,063
Citigroup, Inc.(c)
06/09/2027	1.462%	525,000	505,618
Cooperatieve Rabobank UA(b)
SOFR + 0.620% 08/28/2026	4.960%	285,000	286,037
Goldman Sachs Group, Inc. (The)(c)
08/10/2026	5.798%	425,000	426,717
HSBC Holdings PLC(c)
04/18/2026	1.645%	335,000	334,519
JPMorgan Chase & Co.(c)
11/19/2026	1.045%	525,000	513,540
Morgan Stanley(c)
07/20/2027	1.512%	450,000	432,482
National Australia Bank Ltd.
12/10/2025	4.750%	250,000	250,565
PNC Financial Services Group, Inc. (The)(c)
07/23/2027	5.102%	250,000	251,381
Royal Bank of Canada(b)
SOFR + 0.790% 07/23/2027	5.130%	235,000	235,558
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	250,000	253,690
State Street Corp.(c)
05/18/2026	5.104%	232,000	232,157
Toronto-Dominion Bank (The)(b)
SOFR + 0.620% 12/17/2026	4.960%	225,000	225,225
Truist Financial Corp.(c)
03/02/2027	1.267%	240,000	232,663
UBS Group AG(a),(c)
01/30/2027	1.364%	275,000	267,592
US Bank NA(b)
SOFR + 0.690% 10/22/2027	5.030%	325,000	325,223

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(c)
01/24/2028	4.900%	450,000	452,585
Westpac Banking Corp.(b)
SOFR + 0.460% 10/20/2026	4.800%	250,000	250,277
Total			6,882,141
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	235,000	239,606
Comcast Corp.
01/15/2027	2.350%	265,000	256,043
Total			495,649
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	250,000	245,529
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(b)
SOFR + 0.380% 01/07/2027	4.720%	250,000	250,084
John Deere Capital Corp.
03/06/2026	4.950%	240,000	241,468
Total			491,552
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	246,000	237,597
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	250,000	249,467
Total			487,064
Electric 2.5%
CenterPoint Energy, Inc.
06/01/2026	1.450%	235,000	226,730
Dominion Energy, Inc.
04/15/2026	1.450%	265,000	256,556
DTE Energy Co.
10/01/2026	2.850%	230,000	224,251
Duke Energy Corp.
08/15/2027	3.150%	225,000	218,204
Eversource Energy
03/01/2027	2.900%	200,000	193,727
Georgia Power Co.(b)
SOFR + 0.280% 09/15/2026	4.620%	260,000	260,033
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	250,000	238,989
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	218,000	215,128
WEC Energy Group, Inc.
09/27/2025	5.000%	230,000	230,442
Xcel Energy, Inc.
12/01/2026	3.350%	250,000	244,991
Total			2,309,051
Food and Beverage 1.6%
Bacardi Ltd.(a)
07/15/2026	2.750%	102,000	99,553
Campbell Soup Co.
03/20/2026	5.300%	250,000	251,712
Diageo Capital PLC
09/29/2025	1.375%	200,000	196,803
Kraft Heinz Foods Co.
06/01/2026	3.000%	157,000	154,205
Mars, Inc.(a)
03/01/2027	4.450%	255,000	255,549
Mondelez International, Inc.
03/17/2027	2.625%	250,000	241,459
Tyson Foods, Inc.
06/02/2027	3.550%	250,000	245,012
Total			1,444,293
Health Care 1.3%
Becton Dickinson and Co.
06/06/2027	3.700%	235,000	230,866
Cigna Corp.
03/01/2027	3.400%	200,000	196,152
CVS Health Corp.
07/20/2025	3.875%	230,000	229,526
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	240,000	246,366
HCA, Inc.
03/15/2027	3.125%	260,000	252,652
Total			1,155,562
Healthcare Insurance 0.5%
Anthem, Inc.
03/15/2026	1.500%	252,000	245,154
UnitedHealth Group, Inc.(b)
SOFR + 0.500% 07/15/2026	4.840%	250,000	250,850
Total			496,004
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.5%
Occidental Petroleum Corp.
08/01/2027	5.000%	230,000	230,880
Pioneer Natural Resources Co.
03/29/2026	5.100%	210,000	211,411
Total			442,291
Integrated Energy 0.3%
BP Capital Markets PLC
09/19/2027	3.279%	260,000	253,725
Life Insurance 1.0%
Corebridge Global Funding(a)
06/24/2026	5.350%	250,000	252,534
Met Tower Global Funding(a)
06/20/2026	5.400%	250,000	252,975
Pricoa Global Funding I(a)
09/01/2025	0.800%	175,000	172,222
Principal Life Global Funding II(a)
11/17/2026	1.500%	250,000	238,495
Total			916,226
Media and Entertainment 0.3%
Discovery Communications LLC
03/11/2026	4.900%	235,000	235,001
Midstream 1.8%
Enbridge, Inc.
11/15/2026	5.900%	230,000	234,597
Energy Transfer Partners LP
01/15/2026	4.750%	230,000	229,951
Enterprise Products Operating LLC
01/10/2026	5.050%	240,000	240,967
Kinder Morgan, Inc.
06/01/2025	4.300%	230,000	229,753
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	225,000	224,817
Western Gas Partners LP
07/01/2026	4.650%	250,000	249,747
Williams Companies, Inc. (The)
06/15/2027	3.750%	260,000	255,563
Total			1,665,395
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	250,000	246,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.8%
AbbVie, Inc.
03/15/2027	4.800%	250,000	252,554
Amgen, Inc.
02/21/2027	2.200%	225,000	216,121
AstraZeneca PLC
11/16/2025	3.375%	220,000	218,686
Bristol-Myers Squibb Co.
02/20/2026	4.950%	215,000	216,127
Gilead Sciences, Inc.
03/01/2026	3.650%	235,000	233,267
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	260,000	260,396
Roche Holdings, Inc.(a)
05/15/2026	2.625%	200,000	196,692
Total			1,593,843
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	250,000	247,319
Loews Corp.
04/01/2026	3.750%	250,000	248,759
Total			496,078
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	225,000	223,432
Norfolk Southern Corp.
06/15/2026	2.900%	150,000	147,405
Union Pacific Corp.
02/05/2027	2.150%	220,000	211,811
Total			582,648
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	196,000	198,148
Technology 1.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	270,000	262,718
Microchip Technology, Inc.
09/01/2025	4.250%	225,000	224,459
NXP BV/Funding LLC
03/01/2026	5.350%	250,000	251,222
Oracle Corp.
07/15/2026	2.650%	260,000	253,868

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synopsys, Inc.
04/01/2027	4.550%	250,000	250,952
Total			1,243,219
Wireless 0.6%
American Tower Corp.
07/15/2027	3.550%	260,000	254,175
T-Mobile US, Inc.
04/15/2027	3.750%	250,000	246,373
Total			500,548
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	250,000	243,140
Verizon Communications, Inc.
03/16/2027	4.125%	235,000	233,848
Total			476,988
Total Corporate Bonds & Notes (Cost $23,953,826)			24,094,150

Foreign Government Obligations(d) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	265,000	257,419
Province of Quebec
07/23/2025	0.600%	260,000	256,891
Total			514,310
Total Foreign Government Obligations (Cost $513,632)			514,310

Residential Mortgage-Backed Securities - Non-Agency 5.2%

Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.240%	86,979	87,553
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.413%	343,466	343,464
PRET LLC(a),(c)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	94,830	95,259
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	232,967	234,437
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	215,085	216,563
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	283,169	283,136
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	314,522	316,370
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	469,496	474,048
Pretium Mortgage Credit Partners(a),(c)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	643,529	648,616
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	118,429	117,798
PRPM LLC(a),(c)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	308,761	310,573
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	64,615	64,794
RCO X Mortgage LLC(a),(c)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	298,789	298,786
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	283,248	273,571
VCAT LLC(a),(c)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	190,616	192,111
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	769,011	775,841
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,717,492)			4,732,920

Treasury Bills 0.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Bills
07/31/2025	4.260%	525,000	517,629
Total Treasury Bills (Cost $517,648)			517,629

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/04/2025	0.375%	300,000	295,003
Federal National Mortgage Association
11/07/2025	0.500%	225,000	220,049
Total U.S. Government & Agency Obligations (Cost $515,129)			515,052
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)

Money Market Funds 31.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(f),(g)	28,493,914	28,488,215
Total Money Market Funds (Cost $28,483,392)		28,488,215
Total Investments in Securities (Cost: $78,692,597)		78,948,814
Other Assets & Liabilities, Net		12,436,144
Net Assets		91,384,958
At March 31, 2025, securities and/or cash totaling $6,428,326 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	21	05/2025	USD	1,553,370	97,850	—
Brent Crude	19	07/2025	USD	1,379,400	37,140	—
Brent Crude	39	09/2025	USD	2,790,450	—	(58,154)
Brent Crude	20	12/2026	USD	1,415,400	69,243	—
Cocoa	20	07/2025	USD	1,577,600	—	(49,108)
Coffee	4	05/2025	USD	569,625	83,552	—
Coffee	5	07/2025	USD	703,875	250,599	—
Coffee	5	09/2025	USD	694,406	120,517	—
Coffee	2	12/2025	USD	272,400	4,074	—
Coffee	7	12/2025	USD	953,400	—	(5,996)
Copper	3	05/2025	USD	377,550	61,226	—
Copper	9	07/2025	USD	1,143,225	193,733	—
Copper	9	09/2025	USD	1,151,775	184,470	—
Copper	19	12/2025	USD	2,446,963	131,850	—
Corn	37	05/2025	USD	845,913	9,363	—
Corn	1	05/2025	USD	22,863	—	(15)
Corn	43	07/2025	USD	995,988	30,039	—
Corn	1	07/2025	USD	23,163	—	(1,892)
Corn	47	09/2025	USD	1,021,663	—	(3,546)
Corn	92	12/2025	USD	2,033,200	—	(90,452)
Cotton	2	05/2025	USD	66,830	61	—
Cotton	10	05/2025	USD	334,150	—	(4,051)
Cotton	1	07/2025	USD	33,995	672	—
Cotton	8	07/2025	USD	271,960	—	(11,270)
Cotton	25	12/2025	USD	874,000	5,785	—
Gas Oil	28	05/2025	USD	1,909,600	69,523	—
Gas Oil	8	07/2025	USD	538,200	7,296	—
Gas Oil	8	09/2025	USD	536,400	7,231	—
Gas Oil	15	11/2025	USD	1,001,625	11,501	—
Gold 100 oz.	6	06/2025	USD	1,890,180	336,692	—
Gold 100 oz.	10	08/2025	USD	3,175,200	450,046	—
Gold 100 oz.	28	12/2025	USD	9,024,680	767,289	—
Hard Red Winter Wheat	15	05/2025	USD	417,750	—	(5,550)
Hard Red Winter Wheat	12	07/2025	USD	342,000	—	(5,276)
Hard Red Winter Wheat	11	09/2025	USD	321,750	2,425	—
Hard Red Winter Wheat	22	12/2025	USD	669,350	—	(28,170)
Lead	12	05/2025	USD	601,212	3,009	—
Lead	3	07/2025	USD	151,244	—	(2,266)
Lead	3	09/2025	USD	152,294	2,864	—

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lead	7	11/2025	USD	357,802	—	(2,308)
Lean Hogs	22	06/2025	USD	838,420	5,624	—
Lean Hogs	3	06/2025	USD	114,330	—	(1,106)
Lean Hogs	10	07/2025	USD	383,300	—	(13,858)
Lean Hogs	24	10/2025	USD	779,520	—	(35,881)
Lean Hogs	13	12/2025	USD	390,260	—	(9,436)
Live Cattle	14	06/2025	USD	1,140,440	99,791	—
Live Cattle	9	08/2025	USD	720,090	63,092	—
Live Cattle	17	10/2025	USD	1,351,670	53,556	—
Live Cattle	9	12/2025	USD	717,660	6,179	—
Natural Gas	49	04/2025	USD	2,018,310	593,395	—
Natural Gas	42	06/2025	USD	1,879,080	551,837	—
Natural Gas	42	08/2025	USD	1,891,680	512,710	—
Natural Gas	78	10/2025	USD	3,720,600	169,775	—
Natural Gas	1	10/2025	USD	47,700	—	(39)
Nickel	2	05/2025	USD	189,844	3,684	—
Nickel	5	07/2025	USD	478,679	—	(12,401)
Nickel	5	09/2025	USD	483,270	6,588	—
Nickel	10	11/2025	USD	974,730	—	(8,884)
NY Harbor ULSD Heat Oil	15	04/2025	USD	1,436,022	58,399	—
NY Harbor ULSD Heat Oil	4	04/2025	USD	382,939	—	(1,781)
NY Harbor ULSD Heat Oil	4	06/2025	USD	378,806	4,757	—
NY Harbor ULSD Heat Oil	4	08/2025	USD	379,344	10,277	—
NY Harbor ULSD Heat Oil	7	10/2025	USD	665,204	14,566	—
NY Harbor ULSD Heat Oil	1	10/2025	USD	95,029	—	(3,559)
Primary Aluminum	7	05/2025	USD	442,649	27,671	—
Primary Aluminum	12	07/2025	USD	760,854	—	(15,251)
Primary Aluminum	12	09/2025	USD	764,004	—	(5,146)
Primary Aluminum	24	11/2025	USD	1,534,608	—	(74,633)
RBOB Gasoline	11	04/2025	USD	1,058,303	48,645	—
RBOB Gasoline	4	06/2025	USD	379,579	17,808	—
RBOB Gasoline	1	06/2025	USD	94,895	—	(1,081)
RBOB Gasoline	5	08/2025	USD	458,997	20,993	—
RBOB Gasoline	11	10/2025	USD	912,681	29,624	—
Silver	4	05/2025	USD	692,220	65,930	—
Silver	5	07/2025	USD	873,350	86,485	—
Silver	5	09/2025	USD	880,475	84,707	—
Silver	11	12/2025	USD	1,958,110	75,312	—
Soybean	15	05/2025	USD	761,063	—	(4,902)
Soybean	21	07/2025	USD	1,079,663	—	(28,900)
Soybean	65	11/2025	USD	3,312,563	—	(40,629)
Soybean Meal	45	05/2025	USD	1,317,150	—	(55,373)
Soybean Meal	21	07/2025	USD	628,740	—	(19,117)
Soybean Meal	60	12/2025	USD	1,846,800	—	(49,661)
Soybean Oil	28	05/2025	USD	754,152	59,574	—
Soybean Oil	3	05/2025	USD	80,802	—	(21)
Soybean Oil	24	07/2025	USD	653,616	22,883	—
Soybean Oil	1	07/2025	USD	27,234	—	(5)
Soybean Oil	74	12/2025	USD	2,022,864	48,329	—
Sugar #11	20	04/2025	USD	422,464	22,998	—
Sugar #11	25	06/2025	USD	522,200	—	(9,626)
Sugar #11	50	09/2025	USD	1,054,480	64,897	—
Sugar #11	25	02/2026	USD	537,600	7,441	—
Wheat	17	05/2025	USD	456,450	—	(14,147)
Wheat	18	07/2025	USD	495,450	—	(27,196)
Wheat	18	09/2025	USD	509,625	—	(5,723)
Wheat	34	12/2025	USD	1,001,725	—	(56,487)
WTI Crude	34	04/2025	USD	2,430,320	128,346	—
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	17	06/2025	USD	1,195,440	53,699	—
WTI Crude	18	08/2025	USD	1,241,820	31,523	—
WTI Crude	29	10/2025	USD	1,968,520	62,127	—
WTI Crude	7	10/2025	USD	475,160	—	(7,532)
Zinc	27	05/2025	USD	1,922,940	25,520	—
Zinc	6	07/2025	USD	428,303	—	(18,288)
Zinc	6	09/2025	USD	428,978	—	(2,322)
Zinc	12	11/2025	USD	858,555	—	(11,835)
Total					6,076,792	(802,874)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(58)	06/2025	USD	(12,015,969)	—	(68,166)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $18,422,370, which represents 20.16% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(f)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	30,644,302	14,079,302	(16,235,388)	(1)	28,488,215	(156)	335,236	28,493,914
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

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